Leases (Schedule of Amounts Recognized in Profit and Loss) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation expense on right-of-use assets	₪ 2,125	$ 583	₪ 2,404
Interest expense on lease liabilities	240	66	75
Cancellation of rental expenses	(2,563)	(703)	(2,483)
Amounts recognized in profit and loss	₪ (198)	$ (54)	₪ (4)